Acquisitions And Divestitures (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended							12 Months Ended										12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Artesyn (Embedded Computing and Power) [Member]]	Dec. 31, 2013 Artesyn (Embedded Computing and Power) [Member]]	Nov. 22, 2013 Artesyn (Embedded Computing and Power) [Member]]	Sep. 30, 2013 Artesyn (Embedded Computing and Power) [Member]]	Sep. 30, 2014 Connectivity Solutions [Member]	Sep. 30, 2014 Power Transmission Solutions [Member]	Sep. 30, 2012 Knaack [Member]	Sep. 30, 2014 Virgo and Enardo [Member]	Sep. 30, 2012 Avtron Loadbank, Marine Controls Business and other individually insignificant acquisitions [Member]	Sep. 30, 2014 Series of Individually Immaterial Business Acquisitions [Member]	Sep. 30, 2012 Series of Individually Immaterial Business Acquisitions [Member]	Sep. 30, 2014 Appleton Group [Member]	Sep. 30, 2013 Appleton Group [Member]	Sep. 30, 2012 Avtron Loadbank and Marine Controls Business [Member]	Sep. 30, 2014 Noncontrolling interests in subsidiaries [Member]	Sep. 30, 2013 Noncontrolling interests in subsidiaries [Member]	Sep. 30, 2012 Noncontrolling interests in subsidiaries [Member]	Sep. 30, 2014 Parent Company [Member]	Nov. 22, 2013 Artesyn (Embedded Computing and Power) [Member]]
Business Acquisitions and Divestitures [Line Items]
Percentage of interest acquired																			100.00%						100.00%
Purchases of businesses, net of cash acquired									$ 610	$ 19	$ 187								$ 506	$ 187	$ 104
Debt assumed in acquisition																			76
Net sales	6,807	6,312	5,812	5,606	6,812	6,344	5,960	5,553	24,537	24,669	24,412	146				63	605	95	321	115	55			542
Net earnings									2,184	2,066	2,024	(9)				3		7
Number of businesses acquired																					4	2
Goodwill	7,182				7,509				7,182	7,509	8,026						223		323	94
Intangible assets, net (excluding goodwill)	1,689				1,672				1,689	1,672									178	82
Intangible assets, weighted average useful life																			12 years	9 years
Percentage of noncontrolling interest acquired																							44.50%
Payments to acquire business																							574
Purchases of noncontrolling interests																										101	1	4	343
Increase (decrease) in deferred tax asset									130
Percentage of controlling interest sold														51.00%
Proceeds from divestitures of businesses									363	3	125	264				99		114
Fair value of equity method investment																														60
Gain (loss) on divestiture of business																		(5)
Tax benefit (detriment) from divestiture of business												20						3
Other current assets	642				1,021				642	1,021				367	408
Property, plant and equipment, net	3,802				3,605				3,802	3,605							122
Liabilities held-for-sale, accrued expenses	2,876				3,184				2,876	3,184				255
Pre-tax foreign cash repatriated													376
After-tax foreign cash repatriated													308
Common stock repurchased during the period	9,811				8,985				9,811	8,985			600
Earnings before income taxes									3,348	3,196	3,115						87
Working capital																	155
Other noncurrent assets, including property, plant, equipment, net and goodwill														212			366
Cash acquired from acquisition																				5
Goodwill, expected tax deductible amount																				$ 36